RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Restricted Assets [Abstract]
Annual after-tax profit percentage	10.00%
Registered capital percentage	50.00%
Net assets restricted	$ 0	$ 335,696